[Aetna cover]

                           Variable Annuity Account C



                                   Build for
                               Retirement. Manage
                                    For Life.(SM)



                                      1996
                                     Annual
                                     Report



                                                         [Aetna Logo]
ANN.VAC-96                                               Retirement Services(SM)

As we move forward in our mission to provide the tools to help you achieve your dreams by becoming your retirement partner, it is an opportune time to reflect upon our achievements in 1996.

We continue to increase our financial strength. Aetna Life Insurance and Annuity Company (Aetna) reported operating earnings* of $168 million in 1996, a 13% increase over last year's operating earnings. During this same period, customer assets invested through Aetna increased by 20% or $5 billion, to $30 billion as of December 31, 1996.

Our Aetna funds had another outstanding year. Aeltus Investment Management, Inc., our affiliate organization which manages these funds, was named one of the World's Best Money Managers by Nelson's Publications, an organization that compares investment performance data on over 1,700 investment managers from around the world.

To broaden our customer service capabilities, we established a second Customer Service site in Phoenix, Arizona. This endeavor demonstrates our strong commitment to providing you with professional and dependable customer service at all times.

We also introduced Internet capabilities to further expand the breadth and flexibility of our customer service functions. In 1996, we gave many of our customers the ability to view their account information through the Internet. During the first quarter of 1997, some customers using Aetna's variable annuity contracts to fund their retirement plans under internal revenue code sections 403(b), 457, and 401(k), as well as individuals holding non-qualified Aetna variable annuities or individual retirement annuities, will be able to use the Internet to perform allocation changes and fund transfers. We remain steadfast in our efforts to offer all Aetna Retirement Services customers the ability to do transactions on the Internet.

The Aetna Retirement Services organization, through its subsidiary Aetna Financial Services, Inc., is in the process of developing financial planning capabilities to provide customers with the tools to achieve their retirement dreams. Once this capability is developed, Aetna Financial Services' professional financial planners, in partnership with other Aetna Retirement Services representatives, will be able to help customers define their financial objectives, evaluate their options, and advise them on the steps they can take to help turn their retirement dreams into tangible goals.

We are also presently working on an initiative to offer new options for cost-effective electronic delivery of regulatory materials such as prospectuses on CD-ROM or via the Internet. Enclosed you will find a consent agreement if you would like to choose a new delivery option for these materials that better suits your needs. Kindly take a few minutes to fill out the form and return it to us in the attached postage paid envelope if you are interested.

Please contact us if you have any questions or comments. You are the reason we're in business.

Thank you for your business and continued trust.

/s/Daniel P. Kearney
-----------------------
Daniel P. Kearney
President, Aetna Retirement Services, Inc.

------------------------
* Operating earnings exclude net realized capital gains and losses; these earnings have been further adjusted to exclude $40 million of severance and facilities charges in 1996.

[Aetna Logo]
Retirement Services(SM)
                                Consent Agreement



----------------------------------------------------------------------------
                                                             February, 1997
Dear Valued Customer,

As we move into the 21st Century, technology is rapidly evolving and more information is being delivered electronically. Replacing paper documents with electronic document delivery is not only cost effective, it conserves and protects our finite supply of natural resources.

During 1997, Aetna Life Insurance and Annuity Company ("ALIAC") plans to offer new options for electronic delivery, on CD-ROM or via the INTERNET, of securities-related regulatory materials relating to ALIAC variable annuities, variable life insurance and the underlying investment options under such products. These options will help us to provide you with up-to-date information with speed and efficiency. If you would like to take advantage of electronic delivery of future regulatory material as this delivery becomes available, please take a few minutes to check the option you prefer, fill out the form below and return it to us in the enclosed postage paid envelope. A toll-free number (800-USAETNA) is always available to request paper documents and you can change your options by writing to us (151 Farmington Ave., Hartford, CT. 06156-8972).

Aetna will keep you informed of our progress on this exciting initiative by announcing its availability in our regular communications. Until then, you can expect to continue to receive paper copy materials.

We thank you for giving us this opportunity to serve you better.

--------------------------------------------------------------------------------
                            Consent Agreement
--------------------------------------------------------------------------------

When and to the extent that ALIAC makes available such delivery, I will accept future regulatory materials (Annual Financial Reports and Semi-annual Financial Reports, as well as prospectuses and supplements for ALIAC's variable annuity and variable life insurance separate accounts and their underlying funding options) on:

[ ] Internet via http://www.aetna.com (There may be potential costs to you associated with such delivery, depending on your access carrier.)
[ ] CD ROM until INTERNET access is available
[ ] CD ROM only

--------------------------------------------------------------------------------
This consent will be in effect until revoked in writing, which may be done at any time.
--------------------------------------------------------------------------------
Last Name                       First Name                       Middle Initial

--------------------------------------------------------------------------------
Number and Street Address

--------------------------------------------------------------------------------
City                            State                            Zip Code

--------------------------------------------------------------------------------
Signature                                                        Date

--------------------------------------------------------------------------------
Social Security Number/Tax ID Number

--------------------------------------------------------------------------------

82949 (2-97)

Variable Annuity Account C

Statement of Assets and Liabilities - December 31, 1996:

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 151,485,109 shares (cost $4,579,080,272) .............................  $4,906,825,216
  Aetna Income Shares;  28,507,123 shares (cost $369,163,545)................................     359,849,312
  Aetna Variable Encore Fund; 18,592,739 shares (cost $246,054,502) .........................     245,304,466
  Aetna Investment Advisers Fund, Inc.; 53,928,968 shares (cost $718,075,860) ...............     815,295,428
  Aetna GET Fund, Series B; 4,575,463 shares (cost $47,775,458) .............................      65,062,153
  Aetna GET Fund, Series C; 19,458,746 shares (cost $196,074,278) ...........................     199,058,163
  Aetna Ascent Variable Portfolio; 1,716,448 shares (cost $19,943,767) ......................      21,660,591
  Aetna Crossroads Variable Portfolio; 1,232,084 shares (cost $13,920,592) ..................      14,758,921
  Aetna Legacy Variable Portfolio; 805,622 shares (cost $8,954,520) .........................       9,067,002
  Aetna Variable Index Plus Portfolio; 976,838 shares (cost $10,573,112) ....................      10,653,437
  Alger American Funds:
    Growth Portfolio; 3,054,826 shares (cost $98,141,364) ...................................     104,872,172
    Small Capitalization Portfolio; 7,916,675 shares (cost $284,506,629) ....................     323,871,170
  Calvert Responsibly Invested Balanced Fund; 22,541,903 shares (cost $37,025,408) ..........      39,989,335
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 5,062,740 shares (cost $95,793,557) ............................     106,469,428
    Growth Portfolio; 2,583,239 shares (cost $75,185,783) ...................................      80,442,047
    Overseas Portfolio; 448,481 shares (cost $7,799,758) ....................................       8,449,388
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 1,010,226 shares (cost $14,600,538) ............................      17,103,129
    Contrafund Portfolio; 7,179,138 shares (cost $103,725,028) ..............................     118,886,521
    Index 500 Portfolio; 238,202 shares (cost $18,926,038) ..................................      21,230,903
 Franklin Government Securities Trust; 1,774,843 shares (cost $22,950,984) ..................      23,356,943
 Janus Aspen Series:
    Aggressive Growth Portfolio; 9,477,882 shares (cost $155,207,650) .......................     172,876,567
    Balanced Portfolio; 1,034,616 shares (cost $14,529,701) .................................      15,281,267
    Flexible Income Portfolio; 748,885 shares (cost $8,276,798) .............................       8,417,464
    Growth Portfolio; 2,630,613 shares (cost $38,608,238) ...................................      40,800,809
    Short-Term Bond Portfolio; 169,569 shares (cost $1,697,074) .............................       1,690,606
    Worldwide Growth Portfolio; 8,868,224 shares (cost $155,687,884) ........................     172,398,274
  Lexington Emerging Markets Fund; 480,702 shares (cost $4,742,490) .........................       4,845,481
  Lexington Natural Resources Trust Fund; 1,668,604 shares (cost $19,847,176) ...............      23,844,347
  Neuberger and Berman Advisers Management Trust -
    Growth Portfolio; 3,688,195 shares (cost $85,622,163) ...................................      95,081,684
  Scudder Variable Life Investment Fund -
    International Portfolio; 14,454,018 shares (cost $162,216,238) ..........................     191,515,746
TCI Portfolios Inc. - Growth Fund; 33,812,929 shares (cost $338,104,873) ....................     346,244,393
                                                                                               --------------
NET ASSETS  (cost $7,952,811,278)............................................................  $8,565,202,363
                                                                                               ==============
Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)

Aetna Variable Fund:
  Annuity contracts in accumulation..........................................................  $4,694,078,344
  Annuity contracts in payment period........................................................     212,746,872
Aetna Income Shares:
  Annuity contracts in accumulation..........................................................     354,233,289
  Annuity contracts in payment period........................................................       5,616,023
Aetna Variable Encore Fund:
  Annuity contracts in accumulation..........................................................     245,304,466
Aetna Investment Advisers Fund, Inc.:
  Annuity contracts in accumulation..........................................................     800,532,626
  Annuity contracts in payment period........................................................      14,762,802

Variable Annuity Account C

 Aetna GET Fund, Series B:
   Annuity contracts in accumulation.........................................................     $65,062,153
 Aetna GET Fund, Series C:
   Annuity contracts in accumulation.........................................................     199,058,163
 Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation.........................................................      21,660,591
 Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation.........................................................      14,758,921
 Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation.........................................................       9,067,002
 Aetna Variable Index Plus Portfolio:
   Annuity contracts in accumulation.........................................................      10,653,437
 Alger American Funds:
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................     104,872,172
   Small Capitalization Portfolio:
   Annuity contracts in accumulation.........................................................     323,871,170
 Calvert Responsibly Invested Balanced Fund:
   Annuity contracts in accumulation.........................................................      39,989,335
 Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:
   Annuity contracts in accumulation.........................................................     106,469,428
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      80,442,047
   Overseas Portfolio:
   Annuity contracts in accumulation.........................................................       8,449,388
 Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:
   Annuity contracts in accumulation.........................................................      17,103,129
   Contrafund Portfolio:
   Annuity contracts in accumulation.........................................................     118,886,521
   Index 500 Portfolio:
   Annuity contracts in accumulation.........................................................      21,230,903
 Franklin Government Securities Trust Fund:
   Annuity contracts in accumulation.........................................................      23,356,943
 Janus Aspen Series:
   Aggressive Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,876,567
   Balanced Portfolio:
   Annuity contracts in accumulation.........................................................      15,281,267
   Flexible Income Portfolio:
   Annuity contracts in accumulation.........................................................       8,417,464
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      40,800,809
   Short-Term Bond Portfolio:
   Annuity contracts in accumulation.........................................................       1,690,606
   Worldwide Growth Portfolio:
   Annuity contracts in accumulation.........................................................     172,398,274
 Lexington Emerging Markets Fund:
   Annuity contracts in accumulation.........................................................       4,845,481
 Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation.........................................................      23,844,347
 Neuberger and Berman Advisers Management Trust -
   Growth Portfolio:
   Annuity contracts in accumulation.........................................................      95,081,684
 Scudder Variable Life Investment Fund - International Portfolio:
   Annuity contracts in accumulation.........................................................     191,515,746

Variable Annuity Account C

 TCI Portfolios, Inc. - Growth Fund:
   Annuity contracts in accumulation.........................................................    $346,244,393
                                                                                               --------------
                                                                                               $8,565,202,363
                                                                                               ==============


See Notes to Financial Statements

Variable Annuity Account C

Statements of Operations and Changes in Net Assets

                                                                           Year Ended December 31,
                                                                          1996                1995
                                                                          ----                ----

INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
   Dividends .....................................................     $712,854,599        $730,430,612
Expenses: (Notes 2 and 5)
   Valuation Period Deductions ...................................      (93,446,331)        (71,090,542)
                                                                     --------------      --------------
Net investment income ............................................      619,408,268         659,340,070
                                                                     --------------      --------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
  Proceeds from sales ............................................    2,060,808,031         570,154,582
  Cost of investments sold .......................................    1,547,239,509         409,480,615
                                                                     --------------      --------------
    Net realized gain ............................................      513,568,522         160,673,967
Net unrealized gain on investments: (Note 5)
  Beginning of year ..............................................      594,083,184          73,479,233
  End of year ....................................................      612,391,085         594,083,184
                                                                     --------------      --------------
    Net change in unrealized gain ................................       18,307,901         520,603,951
                                                                     --------------      --------------
Net realized and unrealized gain on investments ..................      531,876,423         681,277,918
                                                                     --------------      --------------
Net increase in net assets resulting from operations .............    1,151,284,691       1,340,617,988
                                                                     --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ......................      951,293,520         771,594,245
Sales and administrative charges deducted by the Company .........          (61,783)            (98,694)
                                                                     --------------      --------------
    Net variable annuity contract purchase payments...............      951,231,737         771,495,551
Transfer from the Company for mortality guarantee adjustments ....        3,247,064           3,678,430
Transfers (to) from the Company's fixed account options ..........      187,508,331         (44,377,350)
Redemptions by contract holders ..................................     (339,383,183)       (287,945,984)
Annuity Payments .................................................      (20,948,181)        (14,807,537)
Other ............................................................          144,245           1,144,770
                                                                     --------------      --------------
    Net increase in net assets from unit transactions (Note 5) ...      781,800,013         429,187,880
                                                                     --------------      --------------
Change in net assets .............................................    1,933,084,704       1,769,805,868
NET ASSETS:
Beginning of year ................................................    6,632,117,659       4,862,311,791
                                                                     --------------      --------------
End of year ......................................................   $8,565,202,363      $6,632,117,659
                                                                     ==============      ==============

See Notes to Financial Statements

Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                          Value
                                                         Per Unit         Increase(Decrease)         Units
                                                         --------            in Value of           Outstanding        Reserves
                                                 Beginning        End of    Accumulation             at End            at End
                                                  of Year          Year         Unit                 of Year           of Year
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
Qualified I                                       $180.879       $222.444       22.98%               340,229.2        $75,681,866
Qualified III                                      137.869        169.448       22.91%             2,071,139.3        350,949,416
Qualified V                                         14.113         17.318       22.71%               157,725.6          2,731,425
Qualified VI                                        14.077         17.302       22.91%           185,328,132.0      3,206,520,652
Qualified VII                                       13.247         16.291       22.98%            10,529,848.9        171,542,842
Qualified VIII                                      13.074         16.068       22.90%                29,003.1            466,015
Qualified IX                                        12.935         15.938       23.21%                22,481.3            358,306
Qualified X (1.15)                                  14.108         17.357       23.03%               405,331.1          7,035,329
Qualified X (1.25)                                  14.077         17.302       22.91%            29,130,769.2        504,016,373
Qualified XI                                        13.757         17.352       26.13%  (1)        4,796,195.6         83,223,874
Qualified XII (0.95)                                10.000         11.469       14.69%  (3)        2,876,728.1         32,993,459
Qualified XII (1.00)                                10.000         11.465       14.65%  (3)           13,125.4            150,488
Qualified XII (1.50)                                10.000         11.429       14.29%  (3)                4.5                 51
Qualified XIII                                      15.453         17.333       12.17%  (3)        7,250,286.3        125,670,640
Qualified XIV                                      159.634        169.532        6.20%  (6)          473,314.6         80,242,003
Qualified XV                                        17.367         17.304       (0.36%) (7)        3,033,655.2         52,495,605
Annuity contracts in payment period                                                                                   212,746,872
---------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:
Qualified I                                        $47.405        $48.524        2.36%                43,326.6          2,102,384
Qualified III                                       46.913         47.992        2.30%               835,724.0         40,107,816
Qualified V                                         12.283         12.546        2.14%                27,006.7            338,820
Qualified VI                                        12.098         12.377        2.30%            20,036,622.4        247,987,224
Qualified VII                                       11.176         11.440        2.36%               199,797.5          2,285,691
Qualified VIII                                      11.143         11.398        2.29%                 1,790.9             20,413
Qualified IX                                        11.203         11.489        2.56%                 2,562.8             29,445
Qualified X (1.15)                                  12.125         12.416        2.40%                92,017.2          1,142,499
Qualified X (1.25)                                  12.098         12.377        2.30%             3,717,900.2         46,015,328
Qualified XI                                        12.024         12.413        3.24%  (1)          354,730.5          4,403,141
Qualified XII (0.95)                                10.000         10.503        5.03%  (3)          161,764.9          1,699,077
Qualified XII (1.00)                                10.000         10.500        5.00%  (3)              679.2              7,131
Qualified XIII                                      11.862         12.399        4.53%  (3)          493,485.3          6,118,783
Qualified XV                                        12.406         12.379       (0.22%) (7)          159,593.9          1,975,537
Annuity contracts in payment period                                                                                     5,616,023
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
Qualified I                                        $38.485        $40.069        4.12%                93,726.6          3,755,559
Qualified III                                       37.988         39.528        4.05%               597,655.5         23,624,105
Qualified V                                         11.003         11.431        3.89%                37,702.8            430,985
Qualified VI                                        11.026         11.473        4.05%            13,898,826.0        159,463,302
Qualified VII                                       10.936         11.386        4.12%               398,430.1          4,536,503
Qualified VIII                                      10.620         11.050        4.05%                 1,478.8             16,340
Qualified IX                                        10.857         11.326        4.32%                 3,235.8             36,647
Qualified X (1.15)                                  11.051         11.510        4.16%               173,307.6          1,994,805
Qualified X (1.25)                                  11.026         11.473        4.05%             3,510,587.5         40,277,492
Qualified XI                                        11.038         11.506        4.24%  (1)          228,697.5          2,631,499
Qualified XII (0.95)                                10.000         10.277        2.77%  (3)           39,811.2            409,153
Qualified XII (1.00)                                10.000         10.274        2.74%  (3)            1,550.9             15,934
Qualified XII (1.15)                                10.000         10.264        2.64%  (3)            9,856.2            101,166
Qualified XIII                                      11.193         11.494        2.69%  (3)          351,831.5          4,043,926
Qualified XIV                                       39.239         39.548        0.79%  (6)           48,268.5          1,908,910
Qualified XV                                        11.448         11.475        0.24%  (7)          179,361.1          2,058,140
---------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
Qualified I                                        $18.024        $20.511       13.80%               280,546.8          5,754,427
Qualified III                                       17.954         20.419       13.73%             2,716,640.6         55,471,707
Qualified V                                         13.693         15.548       13.55%                21,914.6            340,726
Qualified VI                                        13.673         15.551       13.73%            36,147,028.2        562,115,349
Qualified VII                                       13.135         14.948       13.80%               339,499.7          5,074,736
Qualified VIII                                      12.695         14.437       13.72%                 2,238.8             32,322
Qualified IX                                        12.613         14.381       14.02%                 3,325.4             47,823
Qualified X (1.15)                                  13.703         15.600       13.85%               172,587.9          2,692,415
Qualified X (1.25)                                  13.673         15.551       13.73%             7,803,571.8        121,351,816
Qualified XI                                        13.417         15.596       16.24%  (1)          768,177.6         11,980,457
Qualified XII (0.95)                                10.000         10.902        9.02%  (3)          702,222.4          7,655,330
Qualified XIII                                      14.564         15.579        6.97%  (3)        1,528,051.1         23,805,480
Qualified XV                                        15.634         15.553       (0.52%) (7)          270,688.1          4,210,038
Annuity contracts in payment period                                                                                    14,762,802
---------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:
Qualified III                                      $12.850        $15.634       21.67%                62,048.5            970,067
Qualified VI                                        12.850         15.634       21.67%             3,161,253.4         49,423,071
Qualified X (1.25)                                  12.850         15.634       21.67%               338,910.2          5,298,526
Qualified XI                                        12.570         15.679       24.73%  (1)          372,528.4          5,841,008


Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1996 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                                          Value
                                                         Per Unit         Increase(Decrease)         Units
                                                         --------            in Value of           Outstanding        Reserves
                                                 Beginning        End of    Accumulation             at End            at End
                                                  of Year          Year         Unit                 of Year           of Year
---------------------------------------------------------------------------------------------------------------------------------

Aetna GET Fund, Series B (continued):
Qualified XIII                                     $14.062        $15.662       11.38%  (3)          112,858.9         $1,767,633
Qualified XV                                        15.787         15.636       (0.96%) (7)          112,676.7          1,761,848
---------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:
Qualified III                                      $10.000        $10.241        2.41%  (5)          911,111.2          9,330,582
Qualified V                                         10.090         10.236        1.45%  (7)            2,613.0             26,747
Qualified VI                                        10.000         10.241        2.41%  (5)       16,632,603.9        170,332,501
Qualified XI                                        10.000         10.250        2.50%  (5)        1,072,351.1         10,991,358
Qualified XII (1.20)                                10.102         10.250        1.47%  (7)           41,933.2            429,806
Qualified XII (1.25)                                10.100         10.248        1.47%  (7)           29,160.5            298,846
Qualified XIII                                      10.000         10.250        2.50%  (5)          614,761.2          6,301,164
Qualified XV                                        10.094         10.242        1.47%  (7)          131,527.8          1,347,159
---------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
Qualified I                                        $10.000        $11.678       16.78%  (2)              347.4              4,056
Qualified V                                         10.666         12.996       21.84%                 2,057.5             26,739
Qualified VI                                        10.673         13.025       22.04%             1,314,996.8         17,127,954
Qualified VIII                                      10.673         13.024       22.03%                    45.9                598
Qualified X (1.15)                                  10.982         13.415       22.16%                28,981.6            388,796
Qualified X (1.25)                                  10.976         13.395       22.04%               201,475.3          2,698,772
Qualified XI                                        10.567         13.063       23.62%  (1)           22,887.7            298,979
Qualified XII (0.95)                                10.000         11.472       14.72%  (3)           20,237.2            232,156
Qualified XII (1.00)                                10.000         11.468       14.68%  (3)               12.9                148
Qualified XIII                                      11.593         13.049       12.56%  (3)           35,180.0            459,052
Qualified XV                                        12.850         13.027        1.38%  (7)           32,497.2            423,341
---------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
Qualified V                                        $10.605        $12.422       17.14%                 1,087.9             13,513
Qualified VI                                        10.612         12.450       17.32%               918,336.1         11,433,270
Qualified VIII                                      10.611         12.449       17.31%                   196.4              2,445
Qualified X (1.15)                                  10.868         12.763       17.44%                15,073.8            192,391
Qualified X (1.25)                                  10.862         12.744       17.32%               165,859.6          2,113,738
Qualified XI                                        10.505         12.486       18.86%  (1)           35,150.8            438,897
Qualified XII (0.95)                                10.000         11.146       11.46%  (3)            7,882.3             87,854
Qualified XIII                                      11.330         12.473       10.09%  (3)           28,829.3            359,575
Qualified XV                                        12.330         12.452        0.99%  (7)            9,415.4            117,238
---------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
Qualified V                                        $11.049        $11.903        7.73%  (4)               13.4                159
Qualified VI                                        10.580         11.930       12.76%               513,590.1          6,127,339
Qualified X (1.15)                                  10.631         12.000       12.88%                19,863.6            238,363
Qualified X (1.25)                                  10.626         11.982       12.76%               188,302.5          2,256,312
Qualified XI                                        10.476         11.965       14.21%  (1)           13,860.6            165,843
Qualified XII (0.95)                                10.000         10.905        9.05%  (3)               61.1                666
Qualified XIII                                      11.057         11.953        8.10%  (3)           15,755.0            188,314
Qualified XV                                        11.858         11.932        0.62%  (7)            7,543.1             90,006
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:
Qualified V                                        $10.000        $10.919        9.19%  (4)                4.6                 50
Qualified VI                                        10.000         10.924        9.24%  (4)          879,588.0          9,608,426
Qualified X (1.25)                                  10.000         10.924        9.24%  (4)           13,142.1            143,561
Qualified XI                                        10.000         10.934        9.34%  (4)           27,436.2            299,975
Qualified XII (0.95)                                10.000         10.934        9.34%  (4)            2,696.5             29,482
Qualified XIII                                      10.000         10.934        9.34%  (4)           28,473.1            311,312
Qualified XV                                        11.038         10.925       (1.02%) (7)           23,855.6            260,631
---------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:
Qualified III                                      $11.715        $13.113       11.93%             1,023,907.5         13,426,326
Qualified V                                         10.365         11.583       11.75%                20,853.3            241,552
Qualified VI                                        10.157         11.370       11.93%             6,708,795.1         76,275,887
Qualified VIII                                      10.371         11.608       11.93%                 1,053.0             12,224
Qualified X (1.15)                                  11.385         12.756       12.05%                53,888.3            687,407
Qualified X (1.25)                                  11.379         12.736       11.93%               699,452.2          8,908,517
Qualified XI                                         9.661         11.403       18.03%  (1)          135,798.3          1,548,448
Qualified XII (0.95)                                10.000         10.495        4.95%  (3)           93,755.3            983,936
Qualified XII (1.00)                                10.000         10.491        4.91%  (3)           19,500.3            204,585
Qualified XIII                                      11.075         11.390        2.84%  (3)          159,999.3          1,822,416
Qualified XV                                        11.587         11.371       (1.86%) (7)           66,912.3            760,874
---------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:
Qualified III                                      $13.558        $13.949        2.88%             2,373,178.3         33,102,627
Qualified V                                         13.463         13.829        2.72%                80,690.8          1,115,839
Qualified VI                                        13.450         13.838        2.88%            17,587,705.0        243,370,431
Qualified VIII                                      14.093         14.498        2.87%                 7,712.5            111,814
Qualified X (1.15)                                  13.481         13.883        2.98%               116,124.3          1,612,172


Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1996 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                                          Value
                                                         Per Unit         Increase(Decrease)         Units
                                                         --------            in Value of           Outstanding        Reserves
                                                 Beginning        End of    Accumulation             at End            at End
                                                  of Year          Year         Unit                 of Year           of Year
---------------------------------------------------------------------------------------------------------------------------------

 Small Capitalization Portfolio (continued):
Qualified X (1.25)                                 $13.450       $13.838        2.88%             1,597,970.4         $22,111,967
Qualified XI                                        12.417        13.878       11.77%  (1)          540,557.4           7,501,704
Qualified XII (0.95)                                10.000         9.187       (8.13%) (3)          248,596.5           2,283,841
Qualified XII (1.00)                                10.000         9.184       (8.16%) (3)              970.9               8,916
Qualified XII (1.15)                                10.000         9.175       (8.25%) (3)               73.8                 677
Qualified XIII                                      15.575        13.863      (10.99%) (3)          639,523.6           8,865,494
Qualified XV                                        14.112        13.840       (1.93%) (7)          273,540.7           3,785,688
---------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio:
Qualified III                                      $17.951       $19.965       11.22%               898,278.5          17,933,802
Qualified V                                         13.870        15.400       11.04%                18,956.6             291,939
Qualified VI                                        13.527        15.044       11.22%             1,313,324.3          19,757,692
Qualified VIII                                      12.291        13.668       11.21%                 4,767.8              65,165
Qualified XI                                        13.195        15.088       14.35%  (1)           57,557.4             868,409
Qualified XII (0.95)                                10.000        10.924        9.24%  (3)           19,808.2             216,391
Qualified XIII                                      14.024        15.071        7.47%  (3)           35,511.0             535,196
Qualified XV                                        15.267        15.046       (1.45%) (7)           21,317.0             320,741
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
Qualified III                                      $11.617       $13.110       12.86%             1,454,755.0          19,071,987
Qualified V                                         11.047        12.447       12.68%                14,151.0             176,141
Qualified VI                                        11.092        12.518       12.86%             5,007,706.3          62,685,632
Qualified VIII                                      11.054        12.474       12.85%                 1,116.3              13,925
Qualified X (1.15)                                  13.902        15.705       12.97%               194,798.0           3,059,323
Qualified X (1.25)                                  13.880        15.664       12.86%             1,166,494.5          18,272,465
Qualified XI                                        10.845        12.554       15.76%  (1)          116,432.4           1,461,712
Qualified XII (0.95)                                10.000        10.819        8.19%  (3)           27,639.4             299,028
Qualified XII (1.15)                                10.000        10.805        8.05%  (3)            4,215.4              45,547
Qualified XIII                                      11.800        12.541        6.28%  (3)           82,568.3           1,035,449
Qualified XV                                        12.634        12.520       (0.90%) (7)           27,813.8             348,219
---------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Qualified I                                        $10.000       $10.770        7.70%  (2)              448.8               4,834
Qualified V                                         10.183        11.516       13.09%                13,492.8             155,387
Qualified VI                                        10.066        11.402       13.27%             5,171,098.4          58,960,842
Qualified VIII                                      10.190        11.541       13.26%                 1,106.7              12,772
Qualified X (1.15)                                  14.023        15.900       13.39%                87,970.8           1,398,715
Qualified X (1.25)                                  14.000        15.858       13.27%               994,616.4          15,772,879
Qualified XI                                         9.569        11.435       19.50%  (1)          112,748.3           1,289,288
Qualified XII (0.95)                                10.000        10.362        3.62%  (3)           54,133.4             560,917
Qualified XII (1.00)                                10.000        10.358        3.58%  (3)               21.3                 221
Qualified XII (1.15)                                10.000        10.348        3.48%  (3)            4,472.0              46,278
Qualified XIII                                      11.351        11.423        0.63%  (3)          135,703.6           1,550,097
Qualified XV                                        11.711        11.404       (2.62%) (7)           60,490.7             689,817
---------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
Qualified V                                         $9.954        $11.111       11.62%                   776.0              8,623
Qualified VI                                         9.961         11.137       11.80%               487,708.9          5,431,386
Qualified X (1.15)                                  10.278         11.503       11.92%                35,293.4            405,985
Qualified X (1.25)                                  10.262         11.473       11.80%               182,532.6          2,094,212
Qualified XI                                        10.079         11.169       10.81%  (1)           10,847.9            121,159
Qualified XII (0.95)                                10.000         10.664        6.64%  (3)            3,820.2             40,738
Qualified XIII                                      10.544         11.157        5.81%  (3)           29,108.2            324,751
Qualified XV                                        11.050         11.138        0.80%  (7)            2,023.2             22,534
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
Qualified III                                      $10.912        $12.349       13.17%             1,384,926.5         17,103,129
---------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
Qualified III                                      $11.763        $14.092       19.79%             1,522,168.8         21,449,932
Qualified V                                         10.461         12.511       19.60%                15,205.7            190,245
Qualified VI                                        10.397         12.455       19.79%             6,812,870.4         84,853,504
Qualified VIII                                      10.467         12.538       19.78%                 1,004.8             12,599
Qualified X (1.15)                                  11.689         14.016       19.91%                13,300.1            186,420
Qualified X (1.25)                                  11.681         13.994       19.79%               500,033.7          6,997,312
Qualified XI                                        10.076         12.491       23.97%  (1)           92,020.6          1,149,430
Qualified XII (0.95)                                10.000         11.243       12.43%  (3)           95,199.1          1,070,296
Qualified XII (1.00)                                10.000         11.239       12.39%  (3)           20,020.2            225,010
Qualified XII (1.15)                                10.000         11.228       12.28%  (3)            4,168.9             46,810
Qualified XIII                                      11.294         12.477       10.47%  (3)          175,463.0          2,189,328
Qualified XV                                        12.434         12.457        0.18%  (7)           41,394.1            515,635
---------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
Qualified III                                      $11.740        $14.240       21.29%             1,490,937.2         21,230,903
---------------------------------------------------------------------------------------------------------------------------------


Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1996 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                                          Value
                                                         Per Unit         Increase(Decrease)         Units
                                                         --------            in Value of           Outstanding        Reserves
                                                 Beginning        End of    Accumulation             at End            at End
                                                  of Year          Year         Unit                 of Year           of Year
---------------------------------------------------------------------------------------------------------------------------------

Franklin Government Securities Trust Fund:
Qualified III                                      $16.495        $16.952        2.77%               767,910.1        $13,017,606
Qualified V                                         11.946         12.258        2.60%                21,263.1            260,634
Qualified VI                                        11.762         12.088        2.77%               763,005.9          9,223,208
Qualified VIII                                      11.090         11.396        2.76%                 6,397.6             72,906
Qualified XI                                        11.739         12.123        3.27%  (1)           36,973.9            448,238
Qualified XII (0.95)                                10.000         10.525        5.25%  (3)            1,553.5             16,350
Qualified XIII                                      11.557         12.110        4.78%  (3)           10,783.6            130,588
Qualified XV                                        12.161         12.090       (0.58%) (7)           15,501.8            187,413
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
Qualified III                                      $15.323        $16.334        6.60%             1,893,717.6         30,932,665
Qualified V                                         13.296         14.151        6.43%                34,853.1            493,208
Qualified VI                                        13.322         14.202        6.60%             8,835,470.4        125,478,408
Qualified VIII                                      13.321         14.199        6.59%                 2,751.6             39,071
Qualified X (1.15)                                  12.869         13.733        6.71%                24,366.3            334,613
Qualified X (1.25)                                  12.861         13.710        6.60%               495,556.7          6,793,944
Qualified XI                                        12.817         14.243       11.13%  (1)          226,503.6          3,226,074
Qualified XII (0.95)                                10.000          9.510       (4.90%) (3)          125,231.8          1,190,962
Qualified XII (1.00)                                10.000          9.507       (4.93%) (3)           17,055.0            162,142
Qualified XII (1.15)                                10.000          9.498       (5.02%) (3)            4,931.6             46,840
Qualified XII (1.50)                                10.000          9.477       (5.23%) (3)                9.0                 85
Qualified XIII                                      15.184         14.227       (6.30%) (3)          171,746.5          2,443,514
Qualified XV                                        14.453         14.204       (1.72%) (7)          122,153.6          1,735,041
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
Qualified III                                      $10.853        $12.453       14.73%                   230.6              2,871
Qualified V                                         10.843         12.421       14.55%                 2,589.6             32,166
Qualified VI                                        10.850         12.449       14.73%               996,509.8         12,405,647
Qualified VIII                                      12.091         12.448        2.95%  (6)              319.0              3,971
Qualified X (1.15)                                  11.265         12.938       14.85%                15,487.6            200,374
Qualified X (1.25)                                  11.259         12.917       14.73%               127,631.2          1,648,675
Qualified XI                                        10.604         12.485       17.74%  (1)           29,441.7            367,586
Qualified XII (0.95)                                10.000         11.105       11.05%  (3)            9,188.4            102,034
Qualified XII (1.15)                                10.000         11.090       10.90%  (3)               13.4                149
Qualified XIII                                      11.445         12.472        8.97%  (3)           29,197.9            364,145
Qualified XV                                        12.458         12.451       (0.06%) (7)           12,340.4            153,649
---------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
Qualified III                                      $12.124        $13.074        7.83%                 3,761.0             49,170
Qualified V                                         12.054         12.976        7.66%                 2,551.5             33,109
Qualified VI                                        12.077         13.022        7.83%               619,287.2          8,064,626
Qualified VIII                                      12.153         13.020        7.13%  (1)               45.0                586
Qualified XI                                        12.028         13.060        8.58%  (1)            6,607.1             86,291
Qualified XII (0.95)                                10.000         10.902        9.02%  (3)            1,402.3             15,288
Qualified XIII                                      12.019         13.046        8.54%  (3)            9,053.5            118,112
Qualified XV                                        13.022         13.024        0.02%  (7)            3,860.6             50,282
---------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:
Qualified III                                      $11.859        $13.872       16.98%               663,944.9          9,210,217
Qualified V                                         10.872         12.698       16.79%                 7,502.5             95,263
Qualified VI                                        10.870         12.716       16.98%             2,018,526.7         25,666,973
Qualified VIII                                      11.778         12.725        8.04%  (2)              388.2              4,940
Qualified X (1.15)                                  11.633         13.621       17.09%                 6,308.4             85,925
Qualified X (1.25)                                  11.626         13.599       16.98%               250,918.2          3,412,332
Qualified XI                                        10.607         12.753       20.23%  (1)           51,761.4            660,093
Qualified XII (0.95)                                10.000         10.891        8.91%  (3)           39,841.1            433,900
Qualified XIII                                      11.985         12.739        6.29%  (3)           67,000.9            853,507
Qualified XV                                        12.782         12.718       (0.50%  (7)           29,695.8            377,659
---------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:
Qualified III                                      $10.393        $10.671        2.68%                54,214.9            578,552
Qualified V                                         10.316         10.576        2.52%                   812.2              8,590
Qualified VI                                        10.323         10.600        2.68%                91,328.2            968,057
Qualified X (1.25)                                  10.285         10.561        2.68%                11,033.9            116,528
Qualified XI                                        10.318         10.631        3.03%  (1)              977.5             10,392
Qualified XII (0.95)                                10.000         10.366        3.66%  (3)               95.8                993
Qualified XII (1.15)                                10.000         10.353        3.53%  (3)                5.1                 52
Qualified XIII                                      10.263         10.619        3.47%  (3)              700.8              7,442
---------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:
Qualified III                                      $12.158        $15.493       27.43%             2,090,907.7         32,394,307
Qualified V                                         10.952         13.934       27.22%                21,175.8            295,059
Qualified VI                                        10.877         13.860       27.43%             8,715,824.6        120,799,255
Qualified VIII                                      10.846         13.819       27.42%                   784.6             10,843


Variable Annuity Account C

Condensed Financial Information - Year Ended December 31, 1996 (continued):

---------------------------------------------------------------------------------------------------------------------------------
                                                          Value
                                                         Per Unit         Increase(Decrease)         Units
                                                         --------            in Value of           Outstanding        Reserves
                                                 Beginning        End of    Accumulation             at End            at End
                                                  of Year          Year         Unit                 of Year           of Year
---------------------------------------------------------------------------------------------------------------------------------

 Worldwide Growth Portfolio (continued):
Qualified X (1.15)                                 $12.223        $15.592       27.56%                33,350.3           $519,982
Qualified X (1.25)                                  12.216         15.566       27.43%               526,645.9          8,198,020
Qualified XI                                        10.929         13.900       27.18%  (1)          212,494.0          2,953,658
Qualified XII (0.95)                                10.000         11.370       13.70%  (3)          151,935.1          1,727,476
Qualified XII (1.00)                                10.000         11.366       13.66%  (3)           36,304.9            412,649
Qualified XII (1.15)                                10.000         11.355       13.55%  (3)                8.9                101
Qualified XIII                                      12.592         13.885       10.27%  (3)          241,822.7          3,357,675
Qualified XV                                        13.734         13.862        0.93%  (7)          124,749.2          1,729,249
---------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Qualified III                                       $8.323         $8.832        6.12%               548,617.6          4,845,481
---------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Qualified III                                      $10.862        $13.611       25.31%               587,247.8          7,993,303
Qualified V                                         12.095         15.132       25.11%                11,144.6            168,639
Qualified VI                                        11.720         14.686       25.31%               966,481.5         14,197,280
Qualified XI                                        11.673         14.729       26.18%  (1)           42,174.4            621,183
Qualified XII (0.95)                                10.000         11.383       13.83%  (3)            5,295.0             60,274
Qualified XIII                                      13.130         14.713       12.06%  (3)           43,664.8            642,436
Qualified XV                                        14.468         14.688        1.52%  (7)           10,976.8            161,232
---------------------------------------------------------------------------------------------------------------------------------
Neuberger and Berman Advisers Management Trust -
 Growth Portfolio:
Qualified III                                      $17.430        $18.786        7.78%             2,169,361.8         40,753,874
Qualified V                                         14.359         15.451        7.60%                47,408.1            732,491
Qualified VI                                        14.345         15.461        7.78%             3,130,549.1         48,400,302
Qualified VIII                                      12.334         13.293        7.77%                 7,680.0            102,087
Qualified XI                                        13.884         15.506       11.68%  (1)          194,333.3          3,013,245
Qualified XII (0.95)                                10.000          9.970       (0.30%) (3)           31,317.3            312,236
Qualified XIII                                      15.781         15.489       (1.85%) (3)           84,563.7          1,309,781
Qualified XV                                        15.862         15.463       (2.52%) (7)           29,597.7            457,668
---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:
Qualified III                                      $14.515        $16.453       13.35%             3,684,698.1         60,623,767
Qualified V                                         13.799         15.616       13.17%                48,672.3            760,083
Qualified VI                                        13.923         15.781       13.35%             6,905,883.5        108,983,488
Qualified VIII                                      11.733         13.298       13.34%                16,249.0            216,074
Qualified X (1.15)                                  13.952         15.830       13.46%                38,898.0            615,774
Qualified X (1.25)                                  13.923         15.781       13.35%               510,035.2          8,048,993
Qualified XI                                        14.058         15.827       12.58%  (1)          313,047.1          4,954,615
Qualified XII (0.95)                                10.000         10.672        6.72%  (3)          171,731.7          1,832,746
Qualified XII (1.15)                                10.000         10.658        6.58%  (3)               63.3                674
Qualified XIII                                      14.944         15.810        5.79%  (3)          273,974.1          4,331,487
Qualified XV                                        15.661         15.784        0.79%  (7)           72,736.7          1,148,045
---------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:
Qualified I                                        $10.000         $9.428       (5.72%) (2)           91,885.2            866,299
Qualified III                                       13.224         12.480       (5.63%)              741,391.7          9,252,329
Qualified III *                                     14.464         13.650       (5.63%)            1,566,275.9         21,380,247
Qualified V                                         15.176         14.299       (5.78%)               37,548.5            536,917
Qualified VI                                        15.253         14.395       (5.63%)           18,038,613.6        259,664,020
Qualified VII                                       12.840         12.125       (5.57%)               60,320.7            731,396
Qualified VIII                                      12.868         12.143       (5.63%)               10,837.2            131,595
Qualified IX                                        12.581         11.903       (5.39%)                1,441.6             17,160
Qualified X (1.15)                                  15.285         14.440       (5.53%)                4,845.8             69,973
Qualified X (1.25)                                  15.253         14.395       (5.63%)            2,179,700.3         31,376,565
Qualified XI                                        14.146         14.437        2.06%  (1)          574,067.7          8,287,660
Qualified XII (0.95)                                10.000          9.079       (9.21%) (3)          389,787.7          3,538,902
Qualified XIII                                      16.604         14.421      (13.15%) (3)          501,071.5          7,225,971
Qualified XV                                        14.898         14.397       (3.36%) (7)          219,862.0          3,165,359
---------------------------------------------------------------------------------------------------------------------------------

* Applies only to participants of the Opportunity Plus program and Multiple Options Portfolio

  Qualified I     Individual contracts issued prior to May 1, 1975 in
                  connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue
                  Code ("Code"); Tax-Deferred Annuity Plans" established by the public school systems and tax-exempt organizations pursuant to
                  Section 403(b) of the Code, and certain Individual Retirement
                  Annuity Plans established by or on behalf of individuals pursuant to section 408(b) of the Code; Individual contracts issued prior to November 1, 1975 in connection with "H.R. 10
                  Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group contracts issued

Variable Annuity Account C
                  prior to May 1, 1975 in connection with Qualified Corporate Retirement Plans; and group contracts issued prior to October 1, 1978 in connection with Tax-Deferred Annuity Plans.

  Qualified III   Individual contracts issued in connection with
                  Tax-Deferred Annuity Plans and Individual Retirement Annuity
                  Plans since May 1, 1975, H.R. 10 Plans since November 1, 1975;
                  group contracts issued since October 1, 1978 in connection with Tax-Deferred Annuity Plans and group contracts issued since May 1, 1979 in connection with "Deferred Compensation
                  Plans" adopted by state and local governments and H.R. 10
                  Plans.

  Qualified V     Group AetnaPlus contracts issued since August 28, 1992 in
                  connection with Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue
                  Code.

  Qualified VI    Group AetnaPlus contracts issued in connection with
                  Tax-Deferred Annuity Plans and Retirement Plus Plans since
                  August 28, 1992.

  Qualified VII   Certain existing contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

  Qualified VIII  Group AetnaPlus" contracts issued in connection with
                  Tax-Deferred Annuity Plans and "deferred Compensation Plans" adopted by state and local governments since June 30, 1993.

  Qualified IX    Certain large group contracts (Jumbo) that were converted
                  to ACES, an administrative system (previously valued under Qualified VI).

  Qualified X     Individual Retirement Annuity and Simplified Employee Pension
                  Plans issued or converted to ACES, an administrative system.

  Qualified XI    Certain large group contracts issued in connection with
                  "Deferred Compensation Plans" adopted by state and local governments since January 1996.

  Qualified XII   Group "Deferred Compensation Plan" contracts shown separately by applicable daily charge.

  Qualified XIII  Certain existing contracts issued in connection with
                  Tax-Deferred Annuity Plans and Retirement Plus Plans issued through product exchange (previously valued under Qualified
                  VI).

  Qualified XIV   Certain existing contracts issued in connection with
                  Tax-Deferred Annuity Plans that were converted to ACES, an administrative system (previously valued under Qualified III).

  Qualified XV    Certain existing contracts issued in connection with
                  Tax-Deferred Annuity Plans (previously valued under Qualified
                  VI).



Notes to Condensed Financial Information:

(1) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during January 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(2) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during April 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(3) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during May 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(4) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during August 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(5) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during September 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(6) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during October 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.

(7) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established during December 1996 when the fund became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized.


See Notes to Financial Statements

Variable Annuity Account C

Notes to Financial Statements - December 31, 1996

1.   Summary of Significant Accounting Policies

     Variable Annuity Account C ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that are qualified under the Internal Revenue Code of 1986, as amended.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

     a.  Valuation of Investments
     Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:


     Aetna Variable Fund
     Aetna Income Shares
     Aetna Variable Encore Fund
     Aetna Investment Advisers Fund, Inc.
     Aetna GET Fund, Series B
     Aetna GET Fund, Series C
     Aetna Ascent Variable Portfolio
     Aetna Crossroads Variable Portfolio
     Aetna Legacy Variable Portfolio
     Aetna Variable Index Plus Portfolio
     Alger American Funds:
     [bullet]  Growth Portfolio
     [bullet]  Small Capitalization Portfolio
     Calvert Responsibly Invested Balanced Portfolio
     Fidelity Investments Variable Insurance Products Fund:
     [bullet]  Equity-Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Overseas Portfolio
     Fidelity Investments Variable Insurance Products Fund II:
     [bullet]  Asset Manager Portfolio
     [bullet]  Contrafund Portfolio
     [bullet]  Index 500 Portfolio



     Franklin Government Securities Trust
     Janus Aspen Series:
     [bullet]  Aggressive Growth Portfolio
     [bullet]  Balanced Portfolio
     [bullet]  Flexible Income Portfolio
     [bullet]  Growth Portfolio
     [bullet]  Short-Term Bond Portfolio
     [bullet]  Worldwide Growth Portfolio
     Lexington Fund Emerging Markets Fund
     Lexington Natural Resources Trust Fund
     Neuberger & Berman Advisers Management Trust -
       Growth Portfolio
     Scudder Variable Life Investment Fund -
       International Portfolio
     TCI Portfolios, Inc. - Growth Fund



     b.  Other
     Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c.  Federal Income Taxes
     The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

Variable Annuity Account C

     d.  Annuity Reserves
     Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.   Valuation Period Deductions

     Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.   Dividend Income

     On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
     (loss) in the Statements of Operations and Changes in Net Assets.

4.   Purchases and Sales of Investments

     The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $3,462,016,312 and $2,060,808,031; $1,658,682,532 and
     $570,154,582, respectively.

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996


                                                                                                                      Net Unrealized
                                                           Valuation       Proceeds         Cost of         Net         Gain (Loss)
                                                             Period          from          Investments    Realized       Beginning
                                            Dividends      Deductions        Sales            Sold       Gain (Loss)      of Year
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                       $515,238,366   ($54,321,686)  $1,237,963,630   $841,837,896  $396,125,734  $267,567,573
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                         23,144,319     (4,611,478)     155,474,786    153,469,788     2,004,998    3,230,862
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                  14,058,252     (2,878,790)     175,207,017    167,163,639     8,043,378    9,204,418
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:        72,699,670     (9,562,496)     223,353,174    160,905,519    62,447,655  122,622,603
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                     5,304,368     (1,100,778)      25,117,816     18,596,857     6,520,959   13,423,804
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       969,084       (280,865)         229,569        224,240         5,329            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                963,171       (137,931)         514,612        443,710        70,902      105,405
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:            797,511       (106,179)         755,620        679,118        76,502       68,967
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                595,666        (63,355)       1,206,903      1,119,490        87,413       36,214
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:             57,328        (16,537)         356,603        338,531        18,072            0
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                            2,138,198       (966,404)       3,326,813      3,149,890       176,923     (285,937)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:              1,173,212     (3,731,877)      24,333,106     17,577,100     6,756,006   38,038,924
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:   3,000,539       (425,159)       1,793,014      1,429,393       363,621    2,175,908
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:                      2,269,871       (994,896)       3,851,613      3,166,678       684,935    2,759,687
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                            2,304,888       (707,334)         623,639        453,561       170,078      505,388
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                            115,737        (82,498)       2,280,928      2,065,136       215,792      163,196
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       955,910       (196,386)       2,016,939      1,797,456       219,483    1,530,985
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                          357,388       (910,633)       1,299,964      1,078,898       221,066      285,166
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           219,199       (139,391)       1,105,697        943,071       162,626      223,865
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:         1,223,061       (290,354)       5,788,894      5,646,267       142,627      831,241
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

                                                                                        Net
                                             Net Unrealized         Net          Increase(Decrease)
                                               Gain (Loss)        Change in          In Net Assets              Net Assets
                                                  End            Unrealized          from Unit         Beginning          End
                                                of Year          Gain (Loss)        Transactions        of Year         of Year
-----------------------------------------------------------------------------------------------------------------------------------

Aetna Variable Fund:                           $327,744,944      $60,177,371        $39,664,335
Annuity contracts in accumulation                                                                   $3,805,891,355  $4,694,078,344
Annuity contracts in payment period                                                                    144,049,741     212,746,872
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                           (9,314,233)       (12,545,095)       (34,151,027)
Annuity contracts in accumulation                                                                      380,937,626     354,233,289
Annuity contracts in payment period                                                                      5,069,969       5,616,023
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                      (750,036)       (9,954,454)          5,744,394
Annuity contracts in accumulation                                                                      230,291,686     245,304,466
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:          97,219,569        (25,403,034)        (7,904,062)
Annuity contracts in accumulation                                                                      713,304,833     800,532,626
Annuity contracts in payment period                                                                      9,712,862      14,762,802
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series B:                      17,286,695         3,862,891         (22,661,545)
Annuity contracts in accumulation                                                                       73,136,258      65,062,153
-----------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund, Series C:                       2,983,885         2,983,885         195,380,730
Annuity contracts in accumulation                                                                                0     199,058,163
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                1,716,824         1,611,419          14,244,294
Annuity contracts in accumulation                                                                        4,908,736      21,660,591
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:              838,329           769,362           9,552,968
Annuity contracts in accumulation                                                                        3,668,757      14,758,921
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                  112,482            76,268           6,451,330
Annuity contracts in accumulation                                                                        1,919,680       9,067,002
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:               80,325            80,325          10,514,249
Annuity contracts in accumulation                                                                                0      10,653,437
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
 Growth Portfolio:                              6,730,808         7,016,745          58,052,710
Annuity contracts in accumulation                                                                       38,454,000     104,872,172
-----------------------------------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:               39,364,541         1,325,617          77,101,765
Annuity contracts in accumulation                                                                      241,246,447     323,871,170
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Fund:     2,963,927           788,019           7,573,554
Annuity contracts in accumulation                                                                       28,688,761      39,989,335
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:                       10,675,870         7,916,183          58,569,396
Annuity contracts in accumulation                                                                       38,023,939     106,469,428
-----------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              5,256,264         4,750,876          46,205,811
Annuity contracts in accumulation                                                                       27,717,728      80,442,047
-----------------------------------------------------------------------------------------------------------------------------------
 Overseas Portfolio:                              649,630           486,434           3,994,936
Annuity contracts in accumulation                                                                        3,718,987       8,449,388
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:                       2,502,591           971,606             782,358
Annuity contracts in accumulation                                                                       14,370,158      17,103,129
-----------------------------------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:                         15,161,493        14,876,327          73,985,256
Annuity contracts in accumulation                                                                       30,357,117     118,886,521
-----------------------------------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:                           2,304,865         2,081,000          15,496,325
Annuity contracts in accumulation                                                                        3,411,144      21,230,903
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust:             405,959          (425,282)            664,776
Annuity contracts in accumulation                                                                       22,042,115      23,356,943
-----------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account C

5. Supplemental Information to Statements of Operations and Changes in Net Assets - Year Ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------


                                                              Valuation         Proceeds          Cost of            Net
                                                                Period            from          Investments        Realized
                                             Dividends        Deductions         Sales             Sold           Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:                $1,589,459      ($1,739,222)      $4,803,682        $3,702,615        $1,101,067
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                            238,807          (87,725)       1,671,701         1,511,274           160,427
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                     499,929          (72,736)       1,541,843         1,429,353           112,490
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                              630,364         (245,877)       1,130,979           963,703           167,276
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                      61,378          (14,453)         726,351           729,002            (2,651)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                  1,725,690       (1,035,043)       1,942,344         1,492,553           449,791
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                      0          (55,554)         905,228           870,164            35,064
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:          80,144         (231,100)       7,649,108         6,026,027         1,623,081
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                            8,437,018       (1,199,983)      15,336,623        13,853,081         1,483,542
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                     4,063,525       (2,264,627)      26,981,873        22,523,390         4,458,483
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:          47,942,547       (4,974,984)     131,517,962       112,052,109        19,465,853
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C           $712,854,599     ($93,446,331)  $2,060,808,031    $1,547,239,509      $513,568,522
====================================================================================================================================






------------------------------------------------------------------------------------------------------------------------------------
                                                     Net                                  Net
                                                  Unrealized              Net      Increase (Decrease)
                                                 Gain (Loss)           Change in      In Net Assets             Net Assets
                                          Beginning         End       Unrealized       from Unit        Beginning          End
                                           of Year        of Year     Gain (Loss)     Transactions       of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:            $13,091,398    $17,668,916    $4,577,518     $79,952,029
Annuity contracts in accumulation                                                                       $87,395,716    $172,876,567
------------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio:                          60,530       751,567        691,037      12,773,551
Annuity contracts in accumulation                                                                         1,505,170      15,281,267
------------------------------------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:                  167,581       140,666        (26,915)      4,046,573
Annuity contracts in accumulation                                                                         3,858,123       8,417,464
------------------------------------------------------------------------------------------------------------------------------------
 Growth Portfolio:                           145,978     2,192,571      2,046,593      33,135,966
Annuity contracts in accumulation                                                                         5,066,487      40,800,809
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Portfolio:                     (354)       (6,468)        (6,114)      1,108,236
Annuity contracts in accumulation                                                                           544,210       1,690,606
------------------------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio:                 786,497    16,710,390     15,923,893     139,287,080
Annuity contracts in accumulation                                                                        16,046,863     172,398,274
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:             (46,118)      102,991        149,109       1,627,816
Annuity contracts in accumulation                                                                         3,089,046       4,845,481
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:    1,277,740     3,997,171      2,719,431       5,442,307
Annuity contracts in accumulation                                                                        14,210,484      23,844,347
------------------------------------------------------------------------------------------------------------------------------------
Neuberger and  Berman Advisers Management Trust -
 Growth Portfolio:                        11,656,721     9,459,521     (2,197,200)       (937,272)
Annuity contracts in accumulation                                                                        89,495,579      95,081,684
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund -
 International Portfolio:                 12,783,439    29,299,509     16,516,070       4,017,712
Annuity contracts in accumulation                                                                       164,724,583     191,515,746
------------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc. - Growth Fund:       91,671,503     8,139,519    (83,531,984)    (57,916,538)
Annuity contracts in accumulation                                                                       425,259,499     346,244,393
------------------------------------------------------------------------------------------------------------------------------------
Total Variable Annuity Account C        $594,083,184   $612,391,085   $18,307,901    $781,800,013    $6,632,117,659  $8,565,202,363
===================================================================================================================================

                          Independent Auditors' Report


The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
    Owners of Variable Annuity Account C:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account C as of December 31, 1996, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                                        KPMG Peat Marwick LLP

Hartford, Connecticut
February 14, 1997

[Aetna Back Cover]


[Aetna Logo]

Retirement Services(SM)




Insurance products offered by Aetna Life Insurance and Annuity Company and subsidiaries. Mutual funds and variable annuities are available through local representatives of Aetna Investment Services, Inc., 151 Farmington Avenue, Hartford, Connecticut 06156.

Visit our home page an the Internet
http://www.aetna.com

These reports are authorized for distribution to other persons only when preceded or accompanied by an effective prospectus or disclosure booklet for that product which gives sales expense and other pertinent information.


Printed on recycled paper



ANN.VAC-96